Condensed consolidated statement of comprehensive income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 [1]	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Condensed consolidated statement of comprehensive income
Total Revenue	$ 12,938	$ 11,416	$ 25,617	$ 22,295
Product Sales	12,452	10,882	24,629	21,448
Alliance revenue	482	341	939	627
Collaboration Revenue	4	193	49	220
Cost of sales	(2,183)	(1,960)	(4,401)	(3,865)
Gross profit	10,755	9,456	21,216	18,430
Distribution expense	(132)	(131)	(267)	(265)
Research and development expense	(3,008)	(2,667)	(5,791)	(5,278)
Selling, general and administrative expense	(4,929)	(4,986)	(9,424)	(9,045)
Other operating income and expense	60	784	127	1,163
Operating profit	2,746	2,456	5,861	5,005
Finance income	100	64	211	141
Finance expense	(443)	(431)	(856)	(795)
Share of after tax losses in associates and joint ventures	(6)	(1)	(19)	(1)
Profit before tax	2,397	2,088	5,197	4,350
Taxation	(469)	(268)	(1,089)	(726)
Profit for the period	1,928	1,820	4,108	3,624
Other comprehensive income
Remeasurement of the defined benefit pension liability	(43)	17	101	7
Net gains/(losses) on equity investments measured at fair value through other comprehensive income	54	(94)	89	(48)
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss	12	2	12	4
Tax on items that will not be reclassified to profit or loss	12	(29)	(27)	(5)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	35	(104)	175	(42)
Foreign exchange arising on consolidation	(39)	(209)	(554)	105
Foreign exchange arising on designated liabilities in net investment hedges	2	(94)	(96)	(101)
Fair value movements on cash flow hedges	(52)	33	(138)	89
Fair value movements on cash flow hedges transferred to profit and loss	32	4	102	(71)
Fair value movements on derivatives designated in net investment hedges	23	24	45	40
Gains/(costs) of hedging	(1)	(1)	14	(1)
Tax on items that may be reclassified subsequently to profit or loss	3		38	12
Total other comprehensive income that may be reclassified subsequently to profit or loss, net of tax	(32)	(243)	(589)	73
Other comprehensive (expense)/income, net of tax	3	(347)	(414)	31
Total comprehensive income for the period	1,931	1,473	3,694	3,655
Profit attributable to:
Owners of the Parent	1,927	1,818	4,106	3,621
Non-controlling interests	1	2	2	3
Profit for the period	1,928	1,820	4,108	3,624
Total comprehensive income attributable to:
Owners of the Parent	1,930	1,471	3,692	3,652
Non-controlling interests	1	2	2	3
Total comprehensive income for the period	$ 1,931	$ 1,473	$ 3,694	$ 3,655
Basic earnings per $0.25 Ordinary Share	$ 1.24	$ 1.17	$ 2.65	$ 2.34
Diluted earnings per $0.25 Ordinary Share	$ 1.24	$ 1.17	$ 2.63	$ 2.32
Weighted average number of Ordinary Shares in issue (millions)	1,550	1,550	1,549	1,549
Diluted weighted average number of Ordinary Shares in issue (millions)	1,560	1,560	1,560	1,560

[1]	The Q2 2024 and Q2 2023 information in respect of the three months ended 30 June 2024 and 30 June 2023 respectively included in the Interim financial statements have not been reviewed by PricewaterhouseCoopers LLP.